EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Discontinued operations (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Net income from discontinued operations, net of tax			$ 866,166
Less: participation of non- controlling interests			(272,176)
Net income attributable to owners of the parent			593,990
Less: Allocation of undistributed earnings to preferred stockholders, basic			(189,470)
Less: Allocation of undistributed earnings to preferred stockholders, diluted			(189,470)
Net Income allocated to common shareholders for basic EPS			404,520
Net Income allocated to common shareholders for diluted EPS			$ 404,520
Weighted average number of common shares outstanding used in basic EPS calculation	16,201,502,910	16,202,376,163	15,760,496,801
Basic earnings per share to common shareholders (in Colombian pesos)			$ 25.67
Diluted earnings per share to common shareholders (in Colombian pesos)			25.67
Basic earnings per ADS (in Colombian pesos)			513.33
Diluted earnings per ADS (3) (in Colombian pesos)			$ 513.33
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	23,743,475,754	23,743,475,754	23,142,465,372